UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.97%					$329,313,458

(Cost $297,911,781)

California 89.60%					295,151,635

ABAG Finance Authority for Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125	08-15-20	BBB+	2,000	2,183,560
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,844,880
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	9.053	07-16-23	AAA	2,000	2,147,960
Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,445,359
Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,223,010
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,886,308
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	5,374,550
Rev Asset Backed Bond Los Angeles
County (Step Coupon 5.250%,
12-01-10) (O)	Zero	06-01-21	Baa3	5,000	4,374,750
Rev Asset Backed Bond Stanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	1,044,300
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A-	4,000	4,412,840
California Educational Facilities Auth,
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	15	15,034
Rev Ref Woodbury Univ	5.000	01-01-30	BBB-	2,000	2,067,080
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,551,622
California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250	07-01-23	A-	1,000	1,069,580
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,685,875
Rev Ref Cedars Sinai Med Ctr	5.000	11-15-34	A3	2,000	2,104,820
Rev Ref Insd Hlth Facil-Small
Facil Ser 1994B	7.500	04-01-22	A+	525	531,095
California Infrastructure & Economic Development
Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,052,970
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,212,190
California Municipal Finance Auth,
Rev Ref American Heritage
Education Foundation Proj Ser 2006A	5.250	06-01-26	BBB-	1,000	1,055,890

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,077,360
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB-	2,000	2,013,380
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	2,000	2,114,960
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B	5.000	07-01-23	AA+	2,000	2,048,640
California State Public Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,555,950
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,510,900
Rev Ref Lease Various Univ
of Calif Projs Ser 1993A	5.500	06-01-21	AA-	1,250	1,251,075
California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	5,364,100
California Statewide Communities Development
Auth,
Rev Ref Cert of Part Univ Corp
Calif State Univ	6.000	04-01-26	AAA	1,620	1,639,165
California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,669,800
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,271,680
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,153,580
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,751,125
Gen Oblig Unltd Ref (P)	6.311	03-01-16	AAA	6,255	7,410,549
Gen Oblig Unltd Ref	5.000	06-01-34	A+	2,000	2,121,180
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,118,260
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	6.000	09-01-33	BB	750	800,880
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	5.875	09-01-23	BB	500	536,605
Rev Spec Tax Cmty Facil Dist No.
92 1 (G)	7.100	09-01-21	AA	1,950	2,040,207
Rev Spec Tax Cmty Facil Dist No.
98 2 (G)	5.750	09-01-29	AA	2,470	2,662,783
Carson, City of,
Rev Spec Assessment Imp Bond Act
of 1915 Dist No. 2001 1 (G)	6.375	09-02-31	BB+	1,375	1,425,518
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,458,149
Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,500	1,596,690
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,280,550

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	3,000	3,097,230
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,300	1,351,506
Eastern Municipal Water District,
Rev Water & Sewer Ctfs Partn
Ser 2006A	5.000	07-01-32	AAA	2,965	3,188,057
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,394,233
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,538,600
Rev Ref Toll Rd Sr Lien Ser 1995A	6.500	01-01-32	AAA	1,665	1,669,279
Rev Ref Toll Rd Sr Lien Ser 1995A	6.000	01-01-34	AAA	14,775	14,806,766
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	800	801,704
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,141,060
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,070,810
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,364,920
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	4,115,953
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien Ind'l
Dev Proj (G)	7.050	06-01-26	BBB	2,750	2,818,998
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	440,660
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	1,036,011
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	719,725
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2
Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,276,824
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,145,131
Rev Spec Tax Cmty Facil Dist No. 6
Pike (G)	6.250	10-01-26	BB-	2,500	2,681,100
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	676,039
Los Angeles Community Redevelopment Financing
Auth,
Rev MultiFamily Grand Central
Square Ser 1993A	5.850	12-01-26	BBB-	2,000	2,002,100
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,655,775
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,602,600

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	2,000	2,044,580
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	AAA	14,200	6,236,924
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	116,484
Northstar Community Services District,
Rev Special Tax District No. 1 (G)	5.550	09-01-36	BB-	3,000	3,112,500
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,076,227
Orange, County of,
Rev Ref Spec Assessment Imp Bond
Act 1915 Ltd Oblig Dist No.
01-1 (G)	5.000	09-02-26	BB	500	507,290
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,619,989
Rev Spec Tax Cmty Facil Dist No. 1
Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,046,510
Oxnard, City of,
Rev Special Tax District No. 3 -
Seabridge (G)	5.000	09-01-35	BB	1,500	1,519,125
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	2,124,405
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA-	1,045	1,192,888
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,062,900
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist
No. 1 (G)	6.700	09-01-30	BB	1,000	1,066,640
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel
Proj (G)	7.000	07-01-16	BBB+	950	970,824
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,129,550
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,213,800
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	468,492
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	8,750	9,744,087
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	AAA	1,015	548,486
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	AAA	1,080	532,278

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (P)	7.968	04-23-08	AAA	1,000	1,059,200
Rev Ref Cert of Part Inverse
Floater (P)	7.968	04-22-09	AAA	400	440,104
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	932,672
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	929,339
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,444,718
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,034,130
San Diego Unified School District,
Gen Oblig Unltd Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,946,150
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AAA	2,500	1,355,675
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,568,556
San Francisco Bay Area Rapid Transit District,
Rev Sales Tax	5.000	07-01-31	AAA	3,000	3,200,610
San Francisco City & County Redevelopment
Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,625,900
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,280,650
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,268,809
San Joaquin Hills Transportation Corridor
Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A Step Coupon (5.750%,
01-15-07) (O)	Zero	01-15-21	BB-	5,000	5,074,650
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,848,050
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,487,510
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,401,792
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	2,026,847
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,193,144
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,672,200
Rev Ref Mainplace Proj
Ser 1998D (G)	5.600	09-01-19	BBB-	1,000	1,097,420

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs
Ser 2000B	5.500	05-15-17	AAA	6,000	6,434,700
Santa Clara, County Of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,904,775
Santa Fe Springs Community Development
Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	1,275	715,326
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No.
99 1 (G)	6.000	09-01-30	BB+	500	534,215
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,520,819
Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,447,180
Tobacco Securitization Auth of Northern
California
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,078,780
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	2,135,820
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No.
97 1	6.375	09-01-35	AAA	1,000	1,069,080
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,784,575
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,552,420

Puerto Rico 10.37%					34,161,823

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	7,500	8,982,300
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,828,988
Rev Ref Ser 1998A	5.000	07-01-38	AAA	5,000	5,136,900
Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Rev Hosp de La Concepcion
Ser 2000A	6.500	11-15-20	AA	500	554,255
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,661,200
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB	6,000	7,138,380
Gen Oblig Unltd Ser 975 (P)	6.290	07-01-18	Aaa	5,000	5,859,800

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.03%			$88,000

(Cost $88,000)

Joint Repurchase Agreement 0.03%			88,000

Investment in a joint repurchase agreement
transaction with UBS AG — Dated 11-30-06, due
12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%,
due 4-15-28 and U.S. Treasury Inflation Indexed
Notes 0.875%, due 4-15-10, 1.875%, due 7-15-15,
2.000%, due 7-15-14, 3.375%, due 1-15-07,
3.375%, due 1-15-12, and 4.250%, due 1-15-10).
Maturity value $88,013	5.280	88	88,000

Total investments (Cost $297,999,781) 100.00%
			$329,401,458

John Hancock
California Tax-Free Income Fund

Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $297,999,781. Gross unrealized appreciation and depreciation of investments aggregated $31,413,778 and $12,121, respectively, resulting in net unrealized appreciation of $31,401,677.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007